Investments and Restricted Cash and Investments Investments and Restricted Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Investments Including Equity Method And Restricted Cash and Investments [Table Text Block]
Investments and restricted cash and investments consists of the following amounts as of December 31 (in millions):

	2015	2014

Nuclear decommissioning trust	$429	$424
Rabbi trusts	175	175
Auction rate securities	26	26
Other	4	—
Total	$634	$625